Transactions with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with related parties

36 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions mainly regarding:

a)	purchase/supply of goods and services and the provision of financing to joint ventures, associates and non-consolidated subsidiaries;
b)	purchase/supply of goods and services to entities controlled by the Italian Government;
c)

purchase/supply of goods and services to companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because they fall below the materiality threshold provided for by the procedure;

d)

contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation, established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation, established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge enrichment in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Transactions and balances with related parties

(€ million)
	December 31, 2022			2022
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	17	71			224
Angola LNG Ltd					79
Coral FLNG SA	10		1,378	12
Azule Group	320	517	3,268	46	1,152
Saipem Group	3	195	9	9	452
Vårgrønn Group			1,259
Karachaganak Petroleum Operating BV	27	251			1,347
Mellitah Oil & Gas BV	58	144		9	234
Petrobel Belayim Petroleum Co	33	595			944
Société Centrale Electrique du Congo SA	47			74
Società Oleodotti Meridionali SpA	6	433		16	14
Vår Energi ASA	58	722	2,378	84	4,085	(597)
Other (*)	127	76	9	167	338
	706	3,004	8,301	417	8,869	(597)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			190
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	139	4	1	15
Other	8	10	11	7	15
	147	14	202	22	15
	853	3,018	8,503	439	8,884	(597)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	2	47		3	86
Enel Group	438	264		97	275	484
Italgas Group	218	8		84
Snam Group	763	25		1,767	873
Terna Group	119	159		612	701	(18)
GSE - Gestore Servizi Energetici	207	225		7,786	4,039	3,437
ITA Airways - Italia Trasporto Aereo SpA	3			179
Other	12	35		27	33
	1,762	763		10,555	6,007	3,903
Other related parties		2		1	39
Groupement Sonatrach – Eni «GSE»	179	114		33	417
	2,794	3,897	8,503	11,028	15,347	3,306

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2021			2021
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	13	57			189
Angola LNG Ltd					73
Angola LNG Supply Services Llc			179
Coral FLNG SA	17		1,260	43
Saipem Group	4	134	9	28	174
Karachaganak Petroleum Operating BV	24	213			989
Mellitah Oil & Gas BV	65	290		3	263
Petrobel Belayim Petroleum Co	24	391		2	651
Société Centrale Electrique du Congo SA	50			66
Societa' Oleodotti Meridionali SpA	6	396		18	12
Vår Energi AS	62	526	495	104	2,224	(409)
Other (*)	137	53	2	95	234
	402	2,060	1,945	359	4,809	(409)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			179
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	124	1	1	13
Other	10	5	10	8	10
	134	6	190	21	10
	536	2,066	2,135	380	4,819	(409)
Entities controlled by the Government
Enel Group	583	461		41	417	373
Italgas Group	1	49		3	560
Snam Group	160	152		159	1,013	1
Terna Group	51	85		203	309	4
GSE - Gestore Servizi Energetici	311	125		2,216	1,238	766
Other (*)	10	33		20	60
	1,116	905		2,642	3,597	1,144
Other related parties		2			33
Groupement Sonatrach – Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	170	79		30	222
	1,822	3,052	2,135	3,052	8,671	735

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	6	52			201
Angola LNG Supply Services Llc			165
Coral FLNG SA	6		1,079	49
Gas Distribution Company of Thessaloniki - Thessaly SA		13			52
Saipem Group	87	254	509	18	350
Karachaganak Petroleum Operating BV	25	141			816
Mellitah Oil & Gas BV	54	250		2	156
Petrobel Belayim Petroleum Co	65	467			556
Societa Oleodotti Meridionali SpA	3	399		20	15
Société Centrale Electrique du Congo SA	48			57
Unión Fenosa Gas SA	11	4	57	9		(3)
Vår Energi AS	39	190	456	85	1,126	(118)
Other (*)	72	24	1	66	167
	416	1,794	2,267	306	3,439	(121)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			165
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	112	1	1	11
Other	5	23	10	4	9
	117	24	176	15	9
	533	1,818	2,443	321	3,448	(121)
Entities controlled by the Government
Enel Group	104	165		51	551	86
Italgas Group	1	177		3	714
Snam Group	189	211		45	1,012
Terna Group	46	62		152	225	8
GSE - Gestore Servizi Energetici	52	37		586	309	40
Other (*)	8	49		20	63
	400	701		857	2,874	134
Other related parties	1	4		2	53
Groupement Sonatrach – Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	87	52		19	262
	1,021	2,575	2,443	1,199	6,637	13

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•  Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach - Agip «GSE» and, only for Karachaganak Petroleum Operating BV, purchase of crude oil by Eni Trade & Biofuels SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;

• purchase of LNG from Angola LNG Ltd;

• supply of upstream specialist services and a guarantee issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant (for more information see note 28 – Guarantees, commitments and risks);

•  receivables for divestment activities linked to the contribution of Eni’s former subsidiaries in Angola, in exchange of a participating interest in Azule Holdings, the purchase of crude oils and the issue of guarantees against leasing contracts of FPSO vessels from the Azule Group;

•  engineering, construction and drilling services by Saipem Group mainly for the Exploration & Production segment;

•  a guarantee issued to Vårgrønn Group in relation to the participation in the Dogger Bank offshore wind project;

•  the sale of gas to Société Centrale Electrique du Congo SA;

• advance received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery;

• guarantees issued in compliance with contractual agreements in the interest of Vår Energi ASA, the supply of upstream specialist services and maritime transport, the purchase of crude oil, condensates and gas and the realized part of the forward contracts for the purchase of gas;

•  a guarantee issued in relation to Eni BTC Ltd for the construction of an oil pipeline; and

•  services for environmental restoration to Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

•  activities aimed at guaranteeing the operation, upgrading and efficiency of the plants for the Ansaldo group of Cassa Depositi e Prestiti;

•  sale of fuel, sale and purchase of gas, purchase of LNG, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;

•  acquisition of natural gas transportation, distribution and storage services with Snam Group and Italgas Group on the basis of the tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale with Snam Group of natural gas for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities;

•  acquisition of domestic electricity transmission service and sale and purchase of electricity for granting the system balancing based on prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with Terna Group;

•  sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments, sale of oil products and storage capacity with GSE - Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/12; the contribution to cover the charges deriving from the performance of OCSIT functions and activities and the contribution paid to GSE for the use of biomethane and other advanced biofuels in the transport sector;

•  the sale of jet fuel to ITA Airways - Italia Trasporto Aereo SpA.

Transactions with other related parties concerned:

•  provisions to pension funds managed by Eni of €29 million;

•  contributions and service provisions to Eni Enrico Mattei Foundation for €5 million and to Eni Foundation for €5 million.

Financing transactions and balances with related parties

(€ million)
	December 31, 2022			2022
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expense	Gain on disposals
Joint ventures and associates
Coral FLNG SA	356				140
Coral South FLNG DMCC			1,499	1	1
Mozambique Rovuma Venture SpA	1,187	57		48	5
Saipem Group		100		16	3
Other (*)	96	28	2	91	10
	1,639	185	1,501	156	159

Unconsolidated entities controlled by Eni
Other	8	31		5	4
	8	31		5	4
Entities controlled by the Government
Enel Group		176
Italgas Group						30
Other	10	40		1	1
	10	216		1	1	30
	1,657	432	1,501	162	164	30

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2021			2021
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes	Finance expenses
Joint ventures and associates
Cardón IV SA	199	2		37
Coral FLNG SA	383			4	1
Coral South FLNG DMCC			1,413	2
Mozambique Rovuma Venture SpA	1,008	72
Other (*)	70	43		35	43
	1,660	117	1,413	78	44

Unconsolidated entities controlled by Eni
Other	38	34		1	1
	38	34		1	1
Entities controlled by the Government
Enel Group		109
Other	2	17			1
	2	126			1
	1,700	277	1,413	79	46

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020
Name	Receivables	Payables	Guarantees	Finance incomes	Finance expenses
Joint ventures and associates
Angola LNG Ltd			228
Cardón IV SA	383			57
Coral FLNG SA	288			22	1
Coral South FLNG DMCC			1,304
Saipem Group	2	167			6
Société Centrale Electrique du Congo SA	83			7
Other	15	12	1	27	18
	771	179	1,533	113	25

Unconsolidated entities controlled by Eni
Other	36	28		1
	36	28		1
Entities controlled by the Government
Other		11			1
		11			1
	807	218	1,533	114	26

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•  the financing loan granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in Area 4 offshore Mozambique;

• a bank debt guarantee issued on behalf of Coral South FLNG DMCC as part of the project financing of the Coral FLNG development project (for more information see note 28 – Guarantees, commitments and risks);

•  the loan granted to Mozambique Rovuma Venture SpA for the development of gas reserves offshore Mozambique;

• liabilities for leased assets towards Saipem Group related to long-term contracts for the use of drilling rigs.

The most significant transactions with entities controlled by the Italian Government concerned:

•  financial debts towards Enel group for margins on derivative contracts;

•  capital gain from the sale of the Gas Distribution Company of Thessaloniki – Thessaly SA to the Italgas Group.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

(€ million)
	December 31, 2022			December 31, 2021
	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash and cash equivalents	10,155	10	0.10	8,254	2	0.02
Other current financial assets	1,504	16	1.06	4,308	53	1.23
Trade and other receivables	20,840	2,427	11.65	18,850	1,301	6.90
Other current assets	12,821	341	2.66	13,634	492	3.61
Other non-current financial assets	1,967	1,631	82.92	1,885	1,645	87.27
Other non-current assets	2,236	26	1.16	1,029	29	2.82
Short-term debt	4,446	307	6.91	2,299	233	10.13
Current portion of long-term debt	3,097	36	1.16	1,781	21	1.18
Current portion of non-current lease liabilities	884	35	3.96	948	17	1.79
Trade and other payables	25,709	3,203	12.46	21,720	2,298	10.58
Other current liabilities	12,473	232	1.86	15,756	339	2.15
Long-term debt	19,374	26	0.13	23,714	5	0.02
Non-current lease liabilities	4,067	28	0.69	4,389	1	0.02
Other non-current liabilities	3,234	462	14.29	2,246	415	18.48

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

(€ million)
	2022			2021			2020
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Sales from operations	132,512	10,872	8.20	76,575	3,000	3.92	43,987	1,164	2.65
Other income and revenues	1,175	156	13.28	1,196	52	4.35	960	35	3.65
Purchases, services and other	(102,529)	(15,327)	14.95	(55,549)	(8,644)	15.56	(33,551)	(6,595)	19.66
Net (impairments) reversals of trade and other receivables	47	(2)	…	(279)	(6)	2.15	(226)	(6)	2.65
Payroll and related costs	(3,015)	(18)	0.60	(2,888)	(21)	0.73	(2,863)	(36)	1.26
Other operating income (expense)	(1,736)	3,306	…	903	735	81.40	(766)	13	..
Finance income	8,450	160	1.89	3,723	79	2.12	3,531	114	3.23
Finance expense	(9,333)	(164)	1.76	(4,216)	(46)	1.09	(4,958)	(26)	0.52
Derivative financial instruments	13	2	15.38	(306)			351
Other income (expense) from investments	3,623	30	0.83	223			75

Main cash flows with related parties are provided below:

(€ million)	2022	2021	2020
Revenues and other income	11,028	3,052	1,199
Costs and other expenses	(13,749)	(7,814)	(5,789)
Other operating income (loss)	3,306	735	13
Net change in trade and other receivables and payables	(431)	(342)	(136)
Net interests	69	38	73
Net cash provided from operating activities	223	(4,331)	(4,640)
Capital expenditure in tangible and intangible assets	(1,596)	(851)	(842)
Disposal of investments	165
Net change in accounts payable and receivable in relation to investments	1,480	(20)	(370)
Change in financial receivables	(81)	(105)	(160)
Net cash used in investing activities	(32)	(976)	(1,372)
Change in financial and lease liabilities	(88)	(13)	164
Net cash used in financing activities	(88)	(13)	164
Change in cash and cash equivalents	8	2
Total financial flows to related parties	111	(5,318)	(5,848)

The impact of cash flows with related parties consisted of the following:

(€ million)
	2022			2021			2020
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net cash provided from operating activities	17,460	223	1.28	12,861	(4,331)	..	4,822	(4,640)	..
Net cash used in investing activities	(7,018)	(32)	0.46	(12,022)	(976)	8.12	(4,587)	(1,372)	29.91
Net cash used in financing activities	(8,542)	(88)	1.03	(2,039)	(13)	0.64	3,253	164	5.04